Organization and Principal Activities (Details)	12 Months Ended
May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member] | Share Ecxhange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued and outstanding, percentage	100.00%